June 2, 2006

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Money Market Trust (the "Trust")
                                                Evergreen California Municipal Money Market Fund
                                                Evergreen Florida Municipal Money Market Fund
                                                Evergreen Money Market Fund
                                                Evergreen Municipal Money Market Fund
                                                Evergreen New Jersey Municipal Money Market Fund
                                                Evergreen New York Municipal Money Market Fund
                                                Evergreen Pennsylvania Municipal Money Market Fund
                                                Evergreen U.S. Government Money Market Fund
            Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
            Nos. 333-42181/811-08555

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 22 to Registration Statement No. 333-42181/811-08555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 31, 2006.

If you have any questions or would like further information, please call me at (617) 210-3687.

Very truly yours,

/s/ Regina Brown

Regina Brown